SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    February 13, 2006

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   89

Form 13F Information Table Value Total:           1,185,170
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares              Investment  Other      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN  Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101          40,830      1,104,713  SH      sole        n/a      sole
Affiliated Computer     com       008190100          35,880        606,291  SH      sole        n/a      sole
Allstate Corp.          com       020002101           2,545         47,060  SH      sole        n/a      sole
Altria Group            com       02209S103           1,995         26,705  SH      sole        n/a      sole
Amazon.com              com       023135106          35,906        761,535  SH      sole        n/a      sole
Amerada Hess Corp.      com       023551104           1,529         12,058  SH      sole        n/a      sole
America Movil - ADR     com       02364W105             527         18,000  SH      sole        n/a      sole
American Express        com       025816109           4,253         82,640  SH      sole        n/a      sole
American Int'l Group    com       026874107          13,382        196,133  SH      sole        n/a      sole
Ameriprise Financial    com       03076C106             694         16,934  SH      sole        n/a      sole
Amgen Inc.              com       031162100          45,667        579,086  SH      sole        n/a      sole
Apollo Group            com       037604105          28,333        468,630  SH      sole        n/a      sole
Applied Materials       com       038222105          35,800      1,995,567  SH      sole        n/a      sole
Avon Products Inc.      com       054303102           2,401         84,085  SH      sole        n/a      sole
Baker Hughes Inc.       com       057224107             423          6,959  SH      sole        n/a      sole
Bank of Amer. Corp.     com       060505104           7,356        159,385  SH      sole        n/a      sole
Banta Corp.             com       066821109             672         13,500  SH      sole        n/a      sole
Becton, Dickinson       com       075887109             240          4,000  SH      sole        n/a      sole
Bed, Bath & Beyond      com       075896100          30,033        830,788  SH      sole        n/a      sole
Berkshire Hathaway B    com       084670207           2,422            825  SH      sole        n/a      sole
BP Amoco PLC            com       055622104             340          5,292  SH      sole        n/a      sole
Burlington N SantaFe    com       12189T104             722         10,200  SH      sole        n/a      sole
CA Inc.                 com       12673P105             300         10,625  SH      sole        n/a      sole
Carnival Corp.          com       143658300          38,947        728,393  SH      sole        n/a      sole
Cisco Systems Inc.      com       17275R102          32,901      1,921,809  SH      sole        n/a      sole
Citigroup Inc.          com       172967101          34,897        719,074  SH      sole        n/a      sole
Coach Inc.              com       189754104          40,830      1,224,665  SH      sole        n/a      sole
Coca-Cola Co.           com       191216100          30,806        764,215  SH      sole        n/a      sole
Comcast Corp. Cl 'A'    com       20030N101             754         29,091  SH      sole        n/a      sole
Comcast Special A       com       20030N200             459         17,875  SH      sole        n/a      sole
Corning Inc.            com       219350105           1,359         69,150  SH      sole        n/a      sole
Dell Inc.               com       24702R101          26,202        874,861  SH      sole        n/a      sole
Delta and Pine Land     com       247357106             818         35,552  SH      sole        n/a      sole
Dollar General          com       256669102             276         14,478  SH      sole        n/a      sole
Electronic Data Sys.    com       285661104             941         39,160  SH      sole        n/a      sole
Eli Lilly               com       532457108           3,440         60,796  SH      sole        n/a      sole
EMC Corp.               com       268648102          33,825      2,483,492  SH      sole        n/a      sole
Exxon Mobil Corp.       com       30231G102             250          4,454  SH      sole        n/a      sole
Fannie Mae              com       313586109          25,876        530,141  SH      sole        n/a      sole
Federated Dept. Str.    com       31410H101             570          8,600  SH      sole        n/a      sole
First Data Corp.        com       319963104          33,458        777,905  SH      sole        n/a      sole
Flextronics Intl Ltd    com       Y2573F102          26,331      2,522,088  SH      sole        n/a      sole
Franklin Resources      com       354613101          46,548        495,139  SH      sole        n/a      sole
Gannett Co. Inc.        com       364730101           1,878         31,000  SH      sole        n/a      sole
General Electric Co.    com       369604103           3,041         86,760  SH      sole        n/a      sole
GlaxoSmithKline PLC     com       37733W105           4,998         99,000  SH      sole        n/a      sole
Goldman Sachs Group     com       38141G104          39,660        310,548  SH      sole        n/a      sole
Hartford Fin'l Ser.     com       416515104           1,224         14,250  SH      sole        n/a      sole
Home Depot Inc.         com       437076102          33,613        830,368  SH      sole        n/a      sole
Intel Corp.             com       458140100          37,177      1,489,481  SH      sole        n/a      sole
International Paper     com       460146103             252          7,500  SH      sole        n/a      sole
Int'l Bus. Machines     com       459200101          32,597        396,562  SH      sole        n/a      sole
ITT Industries Inc.     com       450911102             308          3,000  SH      sole        n/a      sole
Janus Capital Group     com       42102X105           1,319         70,800  SH      sole        n/a      sole
Johnson & Johnson       com       478160104           2,845         47,345  SH      sole        n/a      sole
Liberty Media Corp A    com       530718105             746         94,748  SH      sole        n/a      sole
Linear Technology       com       535678106          15,944        442,020  SH      sole        n/a      sole
Maxim Integrated        com       57772K101          13,523        373,160  SH      sole        n/a      sole
Merck & Co.             com       589331107           2,870         90,232  SH      sole        n/a      sole
Micron Technology       com       595112103           1,195         89,810  SH      sole        n/a      sole
Monsanto Co.            com       61166W101          54,613        704,410  SH      sole        n/a      sole
Nasdaq-100 Tr. Ser. 1   com       631100104           7,378        182,574  SH      sole        n/a      sole
News Corp ADR PRF       com       65248E104             212         13,640  SH      sole        n/a      sole
Nordstrom Inc.          com       655664100           1,197         32,000  SH      sole        n/a      sole
Nortel Networks Corp.   com       656568102           1,470        480,360  SH      sole        n/a      sole
Oracle Corp.            com       68389X105           1,911        156,538  SH      sole        n/a      sole
PepsiCo Inc.            com       713448108           7,408        125,390  SH      sole        n/a      sole
Pfizer, Inc.            com       717081103          27,319      1,171,466  SH      sole        n/a      sole
Pogo Producing          com       730448107           4,421         88,749  SH      sole        n/a      sole
Procter & Gamble        com       742718109           1,860         32,130  SH      sole        n/a      sole
Royal Caribbean Cru.    com       V7780T103             270          6,000  SH      sole        n/a      sole
Royal Dutch Shell PLC   com       780259206           3,222         52,400  SH      sole        n/a      sole
RR Donnelley & Sons     com       257867101             640         18,705  SH      sole        n/a      sole
SAP AG ADR              com       803054204          34,569        767,017  SH      sole        n/a      sole
Scientific-Atlanta      com       808655104             904         21,000  SH      sole        n/a      sole
Sealed Air Corp.        com       81211K100           2,441         43,465  SH      sole        n/a      sole
Solectron Corp.         com       834182107             919        251,150  SH      sole        n/a      sole
St. Jude Medical Inc.   com       790849103          41,083        818,382  SH      sole        n/a      sole
Standard & Poors DR.    com       78462F103           7,539         60,552  SH      sole        n/a      sole
Symantec Corp.          com       871503108             210         12,000  SH      sole        n/a      sole
Target Corp.            com       87612E106          37,958        690,531  SH      sole        n/a      sole
Telefonos Mexico 'L'    com       879403780             296         12,000  SH      sole        n/a      sole
Union Pacific Corp.     com       907818108             403          5,000  SH      sole        n/a      sole
United Parcel Service   com       911312106          37,464        498,520  SH      sole        n/a      sole
Vodafone Grp. PLC ADR   com       92857W100             417         19,437  SH      sole        n/a      sole
Walt Disney Co.         com       254687106           7,528        314,063  SH      sole        n/a      sole
Washington Post 'B'     com       939640108           4,850          6,340  SH      sole        n/a      sole
Wyeth                   com       983024100             825         17,900  SH      sole        n/a      sole
Yum! Brands Inc.        com       988498101           1,245         26,550  SH      sole        n/a      sole
Zimmer Holdings Inc.    com       98956P102          29,664        439,865  SH      sole        n/a      sole